Note 8 - Notes Payable - Notes Payable 1 (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term debt, gross	$ 9,845,819	$ 10,082,549	$ 9,431,157
Less: deferred loan costs	(153,777)	(138,944)	(179,610)
Subtotal	9,692,042	9,943,605	9,251,547
Less: current portion	(1,093,288)	(1,330,018)	(909,086)
Long term debt	8,598,754	8,613,587	8,342,461
RBL Capital Group, LLC [Member]
Long-term debt, gross	9,194,427	9,431,157	9,431,157
SBA Loans [Member]
Long-term debt, gross	159,899	159,899
Paycheck Protection Program CARES Act [Member]
Long-term debt, gross	$ 491,493	$ 491,493